SUPPLEMENTARY OIL & GAS INFORMATION (Unaudited) - Sources of Change in the Standardized Measure of Discounted Future Net Cash Flows (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Increase (Decrease) in Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves 1 [Roll Forward]
Sales of crude oil and natural gas produced, net of production costs	$ (11,807)	$ (10,229)	$ (8,013)
Net changes in sales prices and production costs	(3,515)	20,386	7,466
Extensions, discoveries and improved recovery	5,883	2,807	481
Changes in estimated future development costs	(1,889)	(698)	(5,548)
Purchases of proved reserves in place	7,418	396	25,782
Sales of proved reserves in place	0	(55)	0
Revisions of previous reserve estimates	(3,384)	2,711	4,245
Accretion of discount	8,062	6,119	3,075
Changes in production timing and other	447	(955)	(662)
Net change in income taxes	1,984	(7,061)	(4,236)
Net change	3,199	13,421	22,590
Balance - beginning of year	60,326	46,905	24,315
Balance - end of year	$ 63,525	$ 60,326	$ 46,905